Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 383,923	$ 2,943,480
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation	58,077	23,705
Depreciation and amortization	2,703,536	1,687,155
Bad debt provisions (recovery)	(23,180)	34,174
Unrealized losses	1,829	10,006
Inventory reserve	36,034	36,309
Gain on disposal of fixed assets	6,818	70,027
Changes in operating assets:
Accounts receivable	(116,266)	961,264
Advances to suppliers	(602,049)	(342,192)
Inventories	(1,428,318)	1,567,315
Other assets	104,598	198,146
Security deposit for sale leaseback	(373,498)	(514,917)
Changes in operating liabilities:
Accounts payable	565,733	(3,104,839)
Advance from customers	(158,663)	(141,695)
Deferred gains	297,635	(1,228,802)
Taxes payable	(110,499)	(320,375)
Accrued and other liabilities	(633,404)	(412,896)
Net cash provided by operating activities	712,306	1,465,865
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(1,249,745)	(544,086)
Additions to construction in progress	(5,766,494)	(4,145,718)
Cash receipts from disposal property and equipment		13,125
Cash increase (decrease) in certificates of deposit	108,064	(748,697)
Cash (decrease) increase in prepayments for construction and equipment purchase	(1,351,474)	730,815
Purchase of intangible assets	(2,047)
Net cash used in investing activities	(8,261,696)	(4,694,561)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	17,933,236	10,059,805
Repayments of short-term borrowings	(16,992,166)	(11,484,507)
Proceeds from long-term borrowings	2,399,228	587,667
Proceeds from bank notes payable	3,061,836	3,270,048
Repayments of bank notes payable	(5,148,108)	(2,582,752)
Repayments of loans from related parties	2,758	(53,621)
Proceeds from other payable - sale leaseback	6,012,612	2,790,345
Repayments of other payable - sale leaseback	(2,768,860)	(1,093,236)
Change in restricted cash	2,628,630	(313,034)
Net cash provided by financing activities	7,129,166	1,180,715
EFFECT OF EXCHANGE RATES CHANGES ON CASH AND CASH EQUIVALENTS	115,886	84,824
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(304,338)	(1,963,157)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE PERIOD	4,122,394	4,009,784
CASH AND CASH EQUIVALENTS, ENDING OF THE PERIOD	3,818,056	2,046,627
Cash paid during the period for:
Interest paid	632,067	425,543
Income tax paid	242,365	754,331
Non-cash investing activities:
Transfer from construction in progress to fixed assets	40,033	15,289,807
Transfer from accounts payable to fixed assets	151,698	912,059
Transfer from advance payments to fixed assets		$ 504,644